Non-financial assets and liabilities - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Raw materials	$ 15,806	$ 1,063
Work in progress	5,684	0
Finished goods	6,621	21,183
Inventory	$ 28,111	$ 22,246